RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Trade receivable from Related Parties, Current	$ 34,590	$ 171,901	$ 250,939
Trade receivable from Chunghwa Wideband Best Network Co., Ltd [Member]
Related Party Transaction [Line Items]
Trade receivable from Related Parties, Current	20,637	42,855	144,213
Trade receivable from Youchu International Digital Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Trade receivable from Related Parties, Current	6,477	6,329	6,704
Trade receivable from Chunghwa United Co., Ltd [Member]
Related Party Transaction [Line Items]
Trade receivable from Related Parties, Current	2,137	2,089	2,213
Trade receivable from Wowtoday Co., Ltd [Member]
Related Party Transaction [Line Items]
Trade receivable from Related Parties, Current	1,777	1,661	0
Trade receivable from Mega Media Investments Co., Ltd. (Taiwan Branch) [Member]
Related Party Transaction [Line Items]
Trade receivable from Related Parties, Current	0	38,509	0
Trade receivable from Chunghwa United International Development Co., Ltd [Member]
Related Party Transaction [Line Items]
Trade receivable from Related Parties, Current	0	2,926	0
Due from Ms. Chiu-li Tu
Related Party Transaction [Line Items]
Trade receivable from Related Parties, Current		0	85,824
Due from Mr. Alan Chen
Related Party Transaction [Line Items]
Trade receivable from Related Parties, Current		0	9,772
Trade receivable from Jin Hao Kang Marketing Co., Ltd [Member]
Related Party Transaction [Line Items]
Trade receivable from Related Parties, Current	$ 3,562	$ 77,532	$ 2,213